RECONCILIATION TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION TO FORM 5500	RECONCILIATION TO FORM 5500
Certain participant loans that are considered in default are treated as deemed distributions and are reported as taxable distributions on the Plan’s Form 5500. However, under GAAP, these amounts continue to be reported as notes receivable from participants on the statement of net assets available for benefits until they are written off.
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Plan’s Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per financial statements	$1,183,927,723	$1,007,962,866
Adjustments:
Deemed Distributions	(362,941)	—
Net assets available for benefits per Form 5500, Schedule H	$1,183,564,782	$1,007,962,866
The following is a reconciliation of the changes in net assets available for benefits per the financial statements and net income per the Plan’s Form 5500 for the year ended December 31, 2025:

December 31,
2025
Net increase in net assets available for benefits per financial statements	$175,964,857
Adjustments:
Change in deemed distributions	(362,941)
Net increase in assets available for benefits per Form 5500, Schedule H	$175,601,916